THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%

	Shares	Value
BRAZIL — 2.9%
TIM *	61,100	$149,145

CHINA — 25.1%

COMMUNICATION SERVICES — 2.8%

Baidu, Cl A *	8,500	146,918

CONSUMER DISCRETIONARY — 5.5%

Haier Smart Home, Cl H	44,000	140,823
Nexteer Automotive Group	184,000	147,842

		288,665

CONSUMER STAPLES — 4.4%

Sun Art Retail Group	261,500	77,095
Tingyi Cayman Islands Holding	92,000	151,449

		228,544

FINANCIALS — 9.2%

BOC Hong Kong Holdings	47,690	172,510
China International Capital, Cl H	91,600	168,427
Industrial & Commercial Bank of China, Cl H	262,000	138,516

		479,453

HEALTH CARE — 3.2%

Shandong Weigao Group Medical Polymer, Cl H	132,800	166,114

		1,309,694

HONG KONG — 11.6%

ASMPT	12,100	96,408
Hongkong Land Holdings	39,172	203,619
Sino Biopharmaceutical	210,000	121,746
WH Group	243,500	184,412

		606,185

INDIA — 2.4%

IndusInd Bank	9,367	124,048

INDONESIA — 7.8%

Astra International	432,800	184,848
Bank Mandiri Persero	391,910	219,375

		404,223

MEXICO — 8.8%

Fibra Uno Administracion ‡	149,280	153,048
Gruma, Cl B	11,360	141,187
Kimberly-Clark de Mexico, Cl A	110,700	163,453

		457,688

COMMON STOCK — (continued)

	Shares	Value
PHILIPPINES — 3.7%

Ayala Land	219,234	$100,614
BDO Unibank	43,030	93,406

		194,020

SINGAPORE — 2.2%

Singapore Telecommunications	59,900	113,275

SOUTH AFRICA — 5.8%

Gold Fields	17,109	158,240
Netcare	155,268	142,310

		300,550

SOUTH KOREA — 12.7%

E-MART	1,686	146,934
Hankook Tire & Technology	4,714	126,362
Korea Investment Holdings	3,744	182,178
Samsung Fire & Marine Insurance	617	93,736
Shinhan Financial Group	4,082	112,415

		661,625

TAIWAN — 7.4%

Bizlink Holding	12,000	129,430
Hiwin Technologies	21,000	151,803
Pegatron	49,692	103,448

		384,681

UNITED ARAB EMIRATES — 4.4%

Emaar Properties PJSC	154,542	231,920

VIETNAM — 3.0%

Vietnam Dairy Products JSC	50,300	157,021

TOTAL COMMON STOCK (Cost $5,429,568)		5,094,075

RIGHTS — 0.0%

	Number of Rights
TAIWAN — 0.0%

Hiwin Technologies, Expires 08/29/2022 *	549	1,018

TOTAL RIGHTS (Cost $—)		1,018

TOTAL INVESTMENTS— 97.8% (Cost $5,429,568)		$5,095,093

Percentages	are based on Net Assets of $5,209,298.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

JSC — Joint-Stock Company

PJSC — Public Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 when valuing the Fund's investments:

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$149,145	$–	$–	$149,145
China	–	1,309,694	–	1,309,694
Hong Kong	–	606,185	–	606,185
India	–	124,048	–	124,048
Indonesia	–	404,223	–	404,223
Mexico	457,688	–	–	457,688
Philippines	–	194,020	–	194,020
Singapore	–	113,275	–	113,275
South Africa	–	300,550	–	300,550
South Korea	–	661,625	–	661,625
Taiwan	–	384,681	–	384,681
United Arab Emirates	–	231,920	–	231,920
Vietnam	–	157,021	–	157,021

Total Common Stock	606,833	4,487,242	–	5,094,075
Rights
Taiwan	1,018	–	–	1,018

Total Investments in Securities	$607,851	$4,487,242	$–	$5,095,093

Amounts designated as “—” are $ 0.

For more information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 72.7%

	Face Amount	Value

COMMUNICATION SERVICES — 8.3%

CCO Holdings
4.750%, 03/01/2030 (A)	$1,500,000	$1,365,000
CSC Holdings
4.625%, 12/01/2030 (A)	2,000,000	1,520,000
4.125%, 12/01/2030 (A)	1,500,000	1,275,660
Gray Escrow II
5.375%, 11/15/2031 (A)	500,000	441,250
Gray Television
4.750%, 10/15/2030 (A)	250,000	214,927
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)	1,000,000	877,367
UPC Broadband Finco BV
4.875%, 07/15/2031 (A)	1,000,000	884,160
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,000,000	847,155
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,250,000	1,187,500
VTR Comunicaciones
4.375%, 04/15/2029 (A)	1,000,000	654,524
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	500,000	445,905

		9,713,448

CONSUMER DISCRETIONARY — 6.0%

Allied Universal Holdco
4.625%, 06/01/2028 (A)	1,250,000	1,107,950
Gap
3.875%, 10/01/2031 (A)	500,000	362,200
Goodyear Tire & Rubber
5.625%, 04/30/2033	1,500,000	1,315,500
Ken Garff Automotive
4.875%, 09/15/2028 (A)	600,000	494,841
Lithia Motors
3.875%, 06/01/2029 (A)	250,000	222,438
PetSmart
7.750%, 02/15/2029 (A)	500,000	481,360
4.750%, 02/15/2028 (A)	250,000	237,245
Rent-A-Center
6.375%, 02/15/2029 (A)	1,500,000	1,189,776
Sonic Automotive
4.875%, 11/15/2031 (A)	1,000,000	815,000
Sotheby's
5.875%, 06/01/2029 (A)	500,000	433,674
Wynn Macau
5.125%, 12/15/2029 (A)	500,000	382,500

		7,042,484

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

CONSUMER STAPLES — 4.0%

Ashton Woods USA
6.625%, 01/15/2028 (A)	$250,000	$218,730
Darling Ingredients
6.000%, 06/15/2030 (A)	1,000,000	1,034,230
Energizer Holdings
6.500%, 12/31/2027 (A)	50,000	46,313
Medline Borrower
5.250%, 10/01/2029 (A)	500,000	451,875
3.875%, 04/01/2029 (A)	500,000	451,875
STL Holding
7.500%, 02/15/2026 (A)	1,500,000	1,331,250
United Natural Foods
6.750%, 10/15/2028 (A)	1,000,000	1,006,250
US Foods
4.625%, 06/01/2030 (A)	205,000	187,831

		4,728,354

ENERGY — 6.5%

Colgate Energy Partners III
5.875%, 07/01/2029 (A)	500,000	457,665
CQP Holdco
5.500%, 06/15/2031 (A)	1,073,000	1,016,893
DCP Midstream Operating
5.850%, ICE LIBOR USD 3 Month + 3.850%, 05/21/2043 (A)(B)	2,000,000	1,729,432
Global Partners
7.000%, 08/01/2027	1,500,000	1,371,614
Kinetik Holdings
5.875%, 06/15/2030 (A)	1,500,000	1,523,685
PBF Holding
7.250%, 06/15/2025	1,064,000	1,049,551
6.000%, 02/15/2028	500,000	453,750

		7,602,590

FINANCIALS — 6.8%

Burford Capital Global Finance
6.250%, 04/15/2028 (A)	1,500,000	1,367,400
Freedom Mortgage
8.250%, 04/15/2025 (A)	782,000	699,890
6.625%, 01/15/2027 (A)	1,000,000	767,161
LFS Topco
5.875%, 10/15/2026 (A)	340,000	278,097
LPL Holdings
4.000%, 03/15/2029 (A)	1,250,000	1,162,500
Nationstar Mortgage Holdings
5.750%, 11/15/2031 (A)	750,000	627,188
5.500%, 08/15/2028 (A)	250,000	219,687

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
PHH Mortgage
7.875%, 03/15/2026 (A)	$125,000	$116,681
PROG Holdings
6.000%, 11/15/2029 (A)	2,000,000	1,640,832
Rithm Capital
6.250%, 10/15/2025 (A)	1,250,000	1,136,528

		8,015,964

HEALTH CARE — 5.0%

180 Medical
3.875%, 10/15/2029 (A)	500,000	454,557
AHP Health Partners
5.750%, 07/15/2029 (A)	1,000,000	741,980
Bausch Health
6.250%, 02/15/2029 (A)	100,000	53,371
6.125%, 02/01/2027 (A)	250,000	212,828
5.250%, 01/30/2030 (A)	1,500,000	770,760
5.250%, 02/15/2031 (A)	50,000	25,635
5.000%, 02/15/2029 (A)	125,000	63,297
4.875%, 06/01/2028 (A)	250,000	199,063
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,500,000	1,139,265
Garden Spinco
8.625%, 07/20/2030 (A)	400,000	420,012
HealthEquity
4.500%, 10/01/2029 (A)	250,000	232,835
Jazz Securities DAC
4.375%, 01/15/2029 (A)	250,000	240,712
Organon
4.125%, 04/30/2028 (A)	250,000	236,375
Owens & Minor
6.625%, 04/01/2030 (A)	125,000	125,020
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	500,000	461,250
Tenet Healthcare
4.375%, 01/15/2030 (A)	500,000	464,460

		5,841,420

INDUSTRIALS — 11.8%

AerCap Global Aviation Trust
6.500%, ICE LIBOR USD 3 Month + 4.300%, 06/15/2045 (A)(B)	500,000	474,125
American Airlines
5.750%, 04/20/2029 (A)	1,000,000	957,500
5.500%, 04/20/2026 (A)	750,000	737,617
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)	125,000	128,594
BCPE Empire Holdings
7.625%, 05/01/2027 (A)	250,000	218,127

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
BWX Technologies
4.125%, 06/30/2028 (A)	$500,000	$473,750
Cemex
5.200%, 09/17/2030 (A)	250,000	225,000
Covanta Holding
4.875%, 12/01/2029 (A)	1,125,000	1,002,071
Dycom Industries
4.500%, 04/15/2029 (A)	1,300,000	1,192,503
First Student Bidco
4.000%, 07/31/2029 (A)	250,000	220,625
GFL Environmental
4.750%, 06/15/2029 (A)	50,000	45,997
4.375%, 08/15/2029 (A)	250,000	223,125
4.000%, 08/01/2028 (A)	800,000	721,744
Harsco
5.750%, 07/31/2027 (A)	757,000	573,980
ILFC E-Capital Trust I
4.850%, N/A + 1.550%, 12/21/2065 (A)(B)	2,455,000	1,843,489
ILFC E-Capital Trust II
5.100%, N/A + 1.800%, 12/21/2065 (A)(B)	1,000,000	742,500
Interface
5.500%, 12/01/2028 (A)	1,324,000	1,165,120
ITT Holdings
6.500%, 08/01/2029 (A)	1,000,000	859,355
OT Merger
7.875%, 10/15/2029 (A)	125,000	87,500
Roller Bearing of America
4.375%, 10/15/2029 (A)	125,000	113,318
SPX FLOW
8.750%, 04/01/2030 (A)	250,000	206,563
TransMontaigne Partners
6.125%, 02/15/2026	1,000,000	849,690
Wabash National
4.500%, 10/15/2028 (A)	125,000	102,894
Waste Pro USA
5.500%, 02/15/2026 (A)	750,000	693,750

		13,858,937

INFORMATION TECHNOLOGY — 3.8%

America Movil
5.375%, 04/04/2032 (A)	500,000	473,915
Ciena
4.000%, 01/31/2030 (A)	200,000	183,000
Entegris Escrow
5.950%, 06/15/2030 (A)	500,000	496,250
Total Play Telecomunicaciones
6.375%, 09/20/2028 (A)	3,000,000	2,349,840

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Vmed O2 UK Financing I
4.750%, 07/15/2031 (A)	$1,000,000	$905,000

		4,408,005

MATERIALS — 13.6%

Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)	1,000,000	860,000
ATI
5.125%, 10/01/2031	1,500,000	1,231,030
Axalta Coating Systems
3.375%, 02/15/2029 (A)	1,000,000	871,869
Canpack
3.875%, 11/15/2029 (A)	250,000	205,927
Chemours
4.625%, 11/15/2029 (A)	2,500,000	2,193,750
Compass Minerals International
6.750%, 12/01/2027 (A)	1,000,000	961,250
Diamond BC BV
4.625%, 10/01/2029 (A)	500,000	423,740
Graham Packaging
7.125%, 08/15/2028 (A)	500,000	420,509
Graphic Packaging International
3.750%, 02/01/2030 (A)	750,000	675,253
Kaiser Aluminum
4.500%, 06/01/2031 (A)	500,000	402,900
LABL
8.250%, 11/01/2029 (A)	750,000	633,750
5.875%, 11/01/2028 (A)	250,000	228,438
Mativ
6.875%, 10/01/2026 (A)	1,000,000	879,900
Mercer International
5.125%, 02/01/2029	500,000	468,125
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (A)	1,750,000	1,548,750
Polar US Borrower
6.750%, 05/15/2026 (A)	2,000,000	1,339,460
TMS International
6.250%, 04/15/2029 (A)	1,500,000	999,901
TriMas
4.125%, 04/15/2029 (A)	1,250,000	1,106,250
WR Grace Holdings
5.625%, 08/15/2029 (A)	500,000	422,000

		15,872,802

REAL ESTATE — 5.9%

Howard Hughes
4.375%, 02/01/2031 (A)	3,000,000	2,540,446
Iron Mountain
5.625%, 07/15/2032 (A)	250,000	234,512

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
5.250%, 07/15/2030 (A)	$500,000	$467,765
5.000%, 07/15/2028 (A)	250,000	237,765
4.875%, 09/15/2029 (A)	250,000	229,443
Realogy Group
5.250%, 04/15/2030 (A)	2,000,000	1,595,200
Service Properties Trust
7.500%, 09/15/2025	1,250,000	1,211,950
5.500%, 12/15/2027	500,000	434,318

		6,951,399

UTILITIES — 1.0%

Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(B)(C)	1,000,000	929,940
Vistra Operations
4.375%, 05/01/2029 (A)	250,000	232,417

		1,162,357

TOTAL CORPORATE OBLIGATIONS (Cost $91,594,535)		85,197,760

REGISTERED INVESTMENT COMPANY — 24.7%

	Shares

Barrow Hanley Floating Rate Fund †	2,998,848	28,946,375

TOTAL REGISTERED INVESTMENT COMPANY (Cost $29,846,893)		28,946,375

TOTAL INVESTMENTS— 97.4% (Cost $121,441,428)		$114,144,135

Percentages	are based on Net Assets of $117,137,622.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2022, the value of these securities amounted to $76,812,232, representing 65.6% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
CREDIT OPPORTUNITIES FUND
July 31, 2022 (Unaudited)

(C)	Perpetual security with no stated maturity date.

DAC — Designated Activity Company

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

L.P. — Limited Partnership

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate
Obligations	$—	$85,197,760	$—	$85,197,760
Registered
Investment
Company	28,946,375	—	—	28,946,375

Total Investments in Securities	$28,946,375	$85,197,760	$—	$114,144,135

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2022:

Security Description	Value 4/11/2022	Purchase at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 7/31/2022	Shares	Income	Capital Gains
Barrow Hanley Floating Rate Bond Fund	$—	$30,907,927	($1,000,000)	($61,033)	($900,518)	$28,946,376	29,988,948	$335,509	$—

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
EMERGING MARKETS VALUE FUND
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.5%

	Shares	Value

BRAZIL — 4.5%

Neoenergia	9,100	$26,047
TIM *	13,400	32,710
Ultrapar Participacoes	10,800	26,509

		85,266

CHINA — 24.7%

Baidu, Cl A *	2,150	37,161
Beijing Capital International Airport, Cl H *	56,000	32,920
BOC Hong Kong Holdings	12,500	45,216
China International Capital, Cl H	20,800	38,246
China Petroleum & Chemical, Cl H	74,000	34,888
Haier Smart Home, Cl H	8,000	25,604
Industrial & Commercial Bank of China, Cl H	14,000	7,402
Kunlun Energy	30,000	22,085
Nexteer Automotive Group	46,000	36,960
PICC Property & Casualty, Cl H	40,000	41,060
Ping An Insurance Group of China, Cl H	3,000	17,631
Shandong Weigao Group Medical Polymer, Cl H	31,100	38,902
Shanghai Pharmaceuticals Holding, Cl H	9,700	14,607
Sun Art Retail Group	60,000	17,689
Tingyi Cayman Islands Holding	18,959	31,210
TravelSky Technology, Cl H	14,000	23,203

		464,784

GREECE — 1.8%

OPAP	2,503	34,677

HONG KONG — 8.0%

ASMPT	2,900	23,106
CLP Holdings	2,000	16,959
Hongkong Land Holdings	8,200	42,624
Sino Biopharmaceutical	51,000	29,567
WH Group	50,000	37,867

		150,123

INDIA — 2.9%

Axis Bank	3,159	29,024
IndusInd Bank	1,975	26,155

		55,179

INDONESIA — 3.9%

Astra International	111,900	47,792
Bank Mandiri Persero	45,900	25,693

		73,485

COMMON STOCK — (continued)

	Shares	Value

MACAO — 1.6%

Galaxy Entertainment Group *	5,000	$29,745

MALAYSIA — 2.5%

Genting Malaysia *	70,100	46,089

MEXICO — 6.6%

Fibra Uno Administracion ‡	32,500	33,320
Gruma, Cl B	2,385	29,642
Grupo Financiero Banorte, Cl O	4,200	23,936
Kimberly-Clark de Mexico, Cl A	24,900	36,766

		123,664

PHILIPPINES — 3.2%

Ayala Land	59,800	27,444

BDO Unibank	15,270	33,147

		60,591

RUSSIA — 0.0%

Alrosa PJSC (A)	12,058	–
Moscow Exchange MICEX-RTS PJSC *(A)	8,812	–

		–

SINGAPORE — 1.6%

Singapore Telecommunications	16,100	30,446

SOUTH AFRICA — 6.1%

Gold Fields	2,201	20,357
Growthpoint Properties ‡	37,185	30,316
Netcare	34,728	31,830
Vodacom Group	3,934	32,686

		115,189

SOUTH KOREA — 11.2%

E-MART	330	28,760
Hankook Tire & Technology	1,561	41,844
Korea Investment Holdings	835	40,630
Samsung Fire & Marine Insurance	202	30,688
Shinhan Financial Group	1,176	32,386
SK Hynix	466	35,228

		209,536

TAIWAN — 8.0%

Bizlink Holding	3,790	40,878
Cathay Financial Holding	19,000	28,986
General Interface Solution Holding	9,837	25,763
Hiwin Technologies	3,679	26,595
Pegatron	13,000	27,063

		149,285

THAILAND — 4.9%

PTT Exploration & Production PCL	14,100	63,394

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
EMERGING MARKETS VALUE FUND
July 31, 2022 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
Thai Beverage PCL	60,300	$28,202

		91,596

UNITED ARAB EMIRATES — 2.0%

Emaar Properties PJSC	24,985	37,495

TOTAL COMMON STOCK (Cost $1,906,029)		1,757,150

PREFERRED STOCK — 1.9%

BRAZIL — 1.9%

Cia Energetica de Minas Gerais (B)	16,010	34,810

TOTAL PREFERRED STOCK (Cost $28,445)		34,810

RIGHTS — 0.0%

	Number of Rights
TAIWAN — 0.0%

Hiwin Technologies, Expires 08/29/2022 *	112	208

TOTAL RIGHTS (Cost $—)		208

TOTAL INVESTMENTS— 95.4% (Cost $1,934,474)		$1,792,168

Percentages are based on Net Assets of $1,878,755.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

Cl — Class

PCL – Public Company Limited

PJSC — Public Joint-Stock Company

The following is a summary of the inputs used as of July 31, 2022 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Brazil	$85,266	$–	$–		$85,266
China	–	464,784	–		464,784
Greece	–	34,677	–		34,677
Hong Kong	–	150,123	–		150,123
India	–	55,179	–		55,179
Indonesia	–	73,485	–		73,485
Macao	–	29,745	–		29,745
Malaysia	–	46,089	–		46,089
Mexico	123,664	–	–		123,664
Philippines	–	60,591	–		60,591
Russia	–	–	–	^	–
Singapore	–	30,446	–		30,446
South Africa	30,316	84,873	–		115,189
South Korea	–	209,536	–		209,536
Taiwan	–	149,285	–		149,285
Thailand	–	91,596	–		91,596
United Arab Emirates	–	37,495	–		37,495

Total Common Stock	239,246	1,517,904	–		1,757,150
Preferred Stock
Brazil	34,810	–	–		34,810
Rights
Taiwan	208	–	–		208

Total Investments in Securities	$274,264	$1,517,904	$–		$1,792,168

(1)

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

BANK LOAN OBLIGATIONS — 87.5%

	Face Amount	Value

AEROSPACE AND DEFENSE — 1.1%

Peraton Corp., Term B Loan, 1st Lien
6.122%, LIBOR + 3.750%, 02/01/2028 (A)	$1,212,623	$1,177,008

AUTOMOBILE — 5.1%

Adient US LLC, Tranche B-1 Term Loan 1st Lien, Ser Tranc
5.622%, 04/10/2028	2,970,000	2,872,554
Midas Intermediate Holdco II, LLC, Closing Date Term Loan, 1st Lien
12.500%, LIBOR + 3.750%, 12/22/2025 (A)	3,048,801	2,790,202

		5,662,756

BEVERAGE, FOOD AND TOBACCO — 1.5%

8th Avenue Food, Term Loan, 1st Lien
7.122%, 10/01/2025	995,000	854,874
Alpine US, Term Loan 1st Lien
7.048%, 05/03/2028	426,147	400,579
Woof Holdings, Inc., Initial Term Loan, 1st Lien
5.813%, LIBOR + 3.750%, 12/21/2027 (A)	493,750	477,703

		1,733,156

BROADCASTING AND ENTERTAINMENT — 0.4%

Virgin Media Bristol LLC, Facility Q, 1st Lien
5.249%, LIBOR + 3.250%, 01/31/2029 (A)	500,000	492,410

BUILDINGS AND REAL ESTATE — 4.5%

Aegion Corporation, Initial Term Loan, 1st Lien
6.906%, LIBOR + 4.750%, 05/17/2028 (A)	992,500	891,592
Potters Industries, LLC, Initial Term Loan, 1st Lien
6.250%, LIBOR + 4.000%, 12/14/2027 (A)	1,481,250	1,412,742

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
Werner Finco LP (Werner Finco, Inc.), Initial Term Loan, 1st Lien
6.372%, LIBOR + 4.000%, 07/24/2024 (A)	$1,423,321	$1,334,364
WireCo WorldGroup Inc., Initial Term Loan, 1st Lien
5.688%, LIBOR + 4.250%, 10/27/2028 (A)	1,482,361	1,415,655

		5,054,353

CARGO TRANSPORT — 2.8%

First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.154%, 07/21/2028	32,468	30,113
5.232%, LIBOR + 3.000%, 07/21/2028 (A)	363,370	336,619
First Student Bidco Inc., Initial Term C Loan, 1st Lien
5.232%, LIBOR + 3.000%, 07/21/2028 (A)	134,804	124,880
First Student Bidco, Inc., Initial Term Loan, 1st Lien
6.021%, 07/21/2028	467,532	433,636
Kenan Advantage Group, Inc.,The, U.S. Term B-1 Loan, 1st Lien
6.122%, LIBOR + 3.750%, 03/24/2026 (A)	490,025	458,938
Kenan Advantage, Term Loan, 1st Lien
9.622%, 09/01/2027	1,250,000	1,125,000
LaserShip, Inc., Initial Loan, 1st Lien
10.377%, LIBOR + 7.500%, 04/30/2029 (A)	250,000	210,000
LaserShip, Inc., Initial Term Loan, 2nd Lien
7.377%, LIBOR + 4.500%, 05/07/2028 (A)	495,000	414,810

		3,133,996

CHEMICALS, PLASTICS AND RUBBER — 3.2%

DCG Acquisition Corp., Term Loan B, 1st Lien
6.872%, LIBOR + 4.500%, 09/30/2026 (A)	493,750	466,594

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2022 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
5.250%, LIBOR + 3.000%, 10/01/2025 (A)	$883,940	$855,654
Nouryon Finance B.V., Initial Dollar, Term Loan, 1st Lien
5.250%, 10/01/2025 (A)	229,450	222,107
Schenectady International Group, Inc., Term Loan, 1st Lien
7.205%, 10/15/2025	907,203	849,750
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
5.037%, LIBOR + 3.500%, 08/02/2028 (A)	248,750	237,763
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
6.063%, LIBOR + 3.750%, 09/22/2028 (A)	995,000	953,956

		3,585,824

COMPUTERS & ELECTRONICS — 0.9%

Micro Holdings (Internet Brands), Initial Ter Loan, 1st Lien
6.122%, 09/13/2024	997,382	967,461

CONTAINERS, PACKAGING AND GLASS — 1.9%

Five Star, Term Loan, 1st Lien
5.376%, CME Term SOFR + 4.250%, 05/05/2029 (A)	500,000	483,750
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
5.372%, LIBOR + 3.000%, 08/04/2027 (A)	1,451,123	1,396,502
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
6.806%, LIBOR + 4.000%, 07/31/2026 (A)	248,125	237,580

		2,117,832

DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS — 2.5%

Schweitzer-Mauduit International, Inc., Term B Loan, 1st Lien
6.125%, LIBOR + 3.750%, 04/20/2028 (A)	2,970,000	2,791,800

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

DIVERSIFIED/CONGLOMERATE MANUFACTURING — 1.3%

TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
6.871%, LIBOR + 3.500%, 07/30/2027 (A)	$1,155,630	$1,114,316
6.807%, 07/30/2027 (A)	325,722	314,078

		1,428,394

DIVERSIFIED/CONGLOMERATE SERVICE — 6.1%

BIFM/Brookfield Global, Term Loan, 1st Lien
5.872%, 05/01/2026	967,997	914,757
Embecta Corp., Initial Term Loan, 1st Lien
5.054%, CME Term SOFR + 3.000%, 03/30/2029 (A)	413,043	401,598
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
5.622%, LIBOR + 3.250%, 10/23/2028 (A)	997,500	951,056
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
5.813%, LIBOR + 3.500%, 08/02/2028 (A)	996,253	948,931
Paya Holdings III, LLC, Initial Term Loan, 1st Lien
5.622%, LIBOR + 3.250%, 06/16/2028 (A)	992,500	962,725
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
6.806%, LIBOR + 4.000%, 10/29/2027 (A)	915,182	871,711
Service Logic Acquisition, Inc., Delayed Draw Term Loan, 1st Lien
6.806%, 10/29/2027 (B)	61,194	58,287
Sharp Midco LLC, Initial Term Loan, 1st Lien
6.250%, LIBOR + 4.000%, 12/31/2028 (A)	997,500	952,613
Verscend Holding Corp., Term Loan, Tranche B-1, 1st Lien
6.372%, 08/27/2025	730,060	709,531

		6,771,209

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2022 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

ECOLOGICAL — 1.3%

GFL Environmental Inc., 2020 Refinancing Term Loan, 1st Lien
5.806%, LIBOR + 3.000%, 05/30/2025 (A)	$1,487,287	$1,472,206

ELECTRONICS — 3.8%

Cobham Ultra SeniorCo S.a.r.l., Term Loan, 1st Lien
0.000%, 11/17/2028 (C)	1,000,000	958,130
Excelitas Technologies Corp. (fka EXC Holdings III Corp.), Initial USD Term Loan, 2nd Lien
5.750%, LIBOR + 3.500%, 11/15/2024 (A)	494,819	484,922
Ingram Micro Inc., Initial Term Loan, 1st Lien
5.750%, LIBOR + 3.500%, 06/30/2028 (A)	493,759	483,884
Proofpoint, Inc., Initial Term Loan, 2nd Lien
4.825%, LIBOR + 3.250%, 08/31/2028 (A)	497,500	477,048
RealPage, Inc., Initial Term Loan, 2nd Lien
5.372%, LIBOR + 3.250%, 04/24/2028 (A)	496,250	476,678
UKG Inc., Initial Term Loan, 1st Lien
6.122%, LIBOR + 3.750%, 05/04/2026 (A)	473,782	460,161
Ultra Clean, Term Loan, 1st Lien
6.122%, 08/27/2025	871,705	855,630

		4,196,453

FINANCE (INCLUDING STRUCTURED PRODUCTS) — 8.9%

Allspring Buyer LLC, Initial Term Loan, 1st Lien
5.563%, LIBOR + 3.250%, 11/01/2028 (A)	884,879	860,545
Fiserv Investment Solutions, Inc., Initial Term Loan, 1st Lien
5.455%, LIBOR + 4.000%, 02/10/2027 (A)	980,000	930,696

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
Global IID Parent LLC, Term B Loan, 1st Lien
6.750%, LIBOR + 4.500%, 12/16/2028 (A)	$1,990,000	$1,906,679
Greystone Select, Term Loan, 1st Lien
7.738%, 06/16/2028 (A)	492,308	472,615
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
5.122%, LIBOR + 2.750%, 01/26/2028 (A)	1,481,250	1,448,544
KKR Apple Bidco, LLC, Initial Term Loan, 1st Lien
8.122%, LIBOR + 5.750%, 09/21/2029 (A)	250,000	239,167
KKR Apple Bodco, LLC, Initial Term Loan, 2nd Lien
6.257%, CME Term SOFR + 4.000%, 09/22/2028 (A)(B)	500,000	485,625
Madison IAQ LLC, Initial Term Loan, 1st Lien
4.524%, LIBOR + 3.250%, 06/21/2028 (A)	495,000	469,899
MSP Law PLLC, Term Loan, 1st Lien
0.000%, 04/09/2025 (C)(D)	564,813	564,813
Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 1st Lien
4.838%, CME Term SOFR + 3.750%, 07/31/2028 (A)	250,000	235,625
Padagis LLC, Term B Loan, 1st Lien
7.043%, LIBOR + 4.750%, 07/06/2028 (A)	441,176	416,912
Russell Investments US Institutional Holdco, Inc., Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 06/02/2025 (A)	2,000,000	1,876,880

		9,908,000

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2022 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

HEALTHCARE, EDUCATION AND CHILDCARE — 12.9%

Bausch + Lomb Corporation, Initial Term Loan, 1st Lien
5.174%, CME Term SOFR + 3.250%, 05/10/2027 (A)	$1,000,000	$945,000
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
6.122%, LIBOR + 3.750%, 04/01/2028 (A)	995,000	948,981
CNT Holdings I Corp, Initial Term Loan, 1st Lien
5.372%, LIBOR + 3.500%, 11/08/2027 (A)	1,481,250	1,431,717
5.372%, 11/06/2028 (A)	750,000	714,375
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 2nd Lien
5.872%, LIBOR + 3.500%, 05/05/2028 (A)	990,000	965,666
National Mentor Holdings, Inc., Initial Term C Loan, 2nd Lien
6.010%, LIBOR + 3.750%, 03/02/2028 (A)	58,309	49,292
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
9.510%, LIBOR + 7.250%, 02/16/2029 (A)	500,000	430,000
6.130%, LIBOR + 3.750%, 03/02/2028 (A)	817,988	691,495
6.010%, 03/02/2028	1,015,323	858,313
Organon & Co., Dollar Term Loan, 1st Lien
4.625%, LIBOR + 3.000%, 06/02/2028 (A)	930,833	913,380
Regionalcare Hospital Partners Holdings, Inc., Term Loan, Tranche B, 1st Lien
6.122%, 11/16/2025 (A)	1,520,362	1,433,215
Summit Behavioral Healthcare, LLC, Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 11/24/2028 (A)	997,500	937,650
Valeant, Term Loan, 1st Lien
7.174%, CME Term SOFR + 5.250%, 02/01/2027 (A)	2,000,000	1,677,500

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
WCG Purchaser Corp., Initial Term Loan, 1st Lien
5.751%, LIBOR + 4.000%, 01/08/2027 (A)	$1,977,412	$1,924,674
Women’s Care Holdings, Inc., Initial Term Loan, 1st Lien
7.871%, LIBOR + 4.500%, 01/15/2028 (A)	495,000	462,330

		14,383,588

HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE CONSUMER PRODUCTS — 0.9%

Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
5.872%, LIBOR + 3.500%, 09/24/2028 (A)	732,713	708,248
Pactiv Evergreen Inc., Tranche B-3, Term Loan, 1st Lien
5.872%, 09/24/2028 (A)	259,787	251,112

		959,360

HOTELS, MOTELS, INNS AND GAMING — 0.9%

BRE/Everbright M6 Borrower LLC, Initial Term Loan, 2nd Lien
7.346%, LIBOR + 5.000%, 09/09/2026 (A)	992,500	961,901

INSURANCE — 0.8%

Asurion, LLC, New B-4 Term Loan, 1st Lien
7.622%, LIBOR + 5.250%, 01/20/2029 (A)	1,000,000	854,000

LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT — 1.1%

Scientific Games Holdings LP, Initial Dollar Term Loan, 1st Lien
5.617%, CME Term SOFR + 3.500%, 04/04/2029 (A)	250,000	238,437
Topgolf International, Inc., Initial Term Loan, 1st Lien
8.509%, LIBOR + 6.250%, 02/08/2026 (A)	972,386	954,456

		1,192,893

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2022 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 7.0%

Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
5.955%, 10/08/2027	$974,286	$943,352
Apex Tool Group, LLC, Initial Term Loan, 2nd Lien
7.174%, CME Term SOFR + 5.250%, 02/08/2029 (A)	1,000,000	872,970
ASP Blade Holdings, Inc., Initial Term Loan, 1st Lien
6.372%, LIBOR + 4.000%, 10/07/2028 (A)	497,647	432,023
AZZ Inc., Initial Term Loan, 1st Lien
6.677%, CME Term SOFR + 4.250%, 05/13/2029 (A)	1,500,000	1,461,255
Engineered Machinery, Term Loan, 1st Lien
8.250%, 05/21/2029	500,000	476,250
Filtration Group Corporation, 2021 Incremental Term Loan, 1st Lien
5.872%, LIBOR + 3.500%, 10/19/2028 (A)	1,736,875	1,667,834
Pro Mach Group, Inc., Closing Date Initial Term Loan, 1st Lien
6.372%, LIBOR + 4.000%, 08/31/2028 (A)	950,175	918,781
Pro Mach Group, Inc., Delayed Draw Term Loan, 1st Lien
4.000%, 08/31/2028 (A)(B)	47,537	45,966
SPX Flow T, Inc., Term Loan, 1st Lien
6.927%, CME Term SOFR + 4.500%, 04/05/2029 (A)	993,789	938,514

		7,756,945

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

OIL AND GAS — 1.7%

CQP Holdco LP, Initial Term Loan, 1st Lien
6.000%, LIBOR + 3.750%, 06/05/2028 (A)	$1,980,000	$1,918,679

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) — 1.9%

ABG Intermediate Holdings 2 LLC, Initial Term Loan, 1st Lien
8.427%, CME Term SOFR + 6.000%, 12/20/2029 (A)	250,000	227,500
ABG International Holdings 2, LLC, Term Loan 2nd Lien
5.927%, CME Term SOFR + 3.500%, 12/21/2028 (A)	1,000,000	962,500
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
6.000%, LIBOR + 3.750%, 10/01/2026 (A)	982,563	936,510

		2,126,510

PERSONAL TRANSPORTATION — 1.3%

AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
7.460%, LIBOR + 4.750%, 04/20/2028 (A)	500,000	491,875
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
7.313%, LIBOR + 5.250%, 06/21/2027 (A)	1,000,000	1,007,290

		1,499,165

PRINTING, PUBLISHING AND BROADCASTING — 3.3%

LABL, Inc., Initial Dollar Term Loan, 1st Lien
7.372%, LIBOR + 5.000%, 10/29/2028 (A)	995,000	944,006
Magnite Inc., Initial Term Loan, 1st Lien
7.380%, 04/28/2028	369,389	347,226
Magnite, Inc., Initial Term Loan, 1st Lien
5.810%, LIBOR + 5.000%, 04/28/2028 (A)	1,115,611	1,048,674

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2022 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
ThyssenKrupp Elevator, Term Loan, 1st Lien
6.380%, 09/01/2028	$1,488,750	$1,384,538

		3,724,444

RETAIL STORES — 6.2%

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
6.122%, LIBOR + 3.750%, 05/12/2028 (A)	965,200	900,397
Imperial Bag, Term Loan, 1st Lien
6.372%, 06/11/2026	2,487,500	2,347,578
Pet IQ, Term Loan, 1st Lien
6.214%, 04/07/2028	990,000	900,900
PetSmart LLC, Initial Term Loan, 1st Lien
6.120%, LIBOR + 3.750%, 02/11/2028 (A)	992,500	954,864
Rent-A-Center, Inc., Initial Term Loan (2021), 1st Lien
6.063%, LIBOR + 3.250%, 02/17/2028 (A)	987,500	887,516
Victoria’s Secret & Co., Initial Term Loan, 1st Lien
4.536%, LIBOR + 3.250%, 08/02/2028 (A)	496,250	466,475
Woof Holdings, Inc., Term Loan, 1st Lien
8.180%, 12/21/2028	500,000	470,000

		6,927,730

TELECOMMUNICATIONS — 3.8%

CPI International, Term Loan, 1st Lien
5.872%, 07/26/2024 (A)	1,408,897	1,389,088
Culligan, Term Loan, 1st Lien
0.000%, 07/31/2028 (C)	1,000,000	943,330
Frontier Communications Holdings, LLC, TLB, 1st Lien
6.063%, LIBOR + 3.750%, 10/08/2027 (A)	987,500	939,853
MetroNet Systems Holdings, LLC, 2021Term Loan, 1st Lien
5.695%, CME Term SOFR + 3.750%, 06/02/2028 (A)	500,000	475,715
Orbcomm Inc., Closing Date Term Loan, 1st Lien
6.622%, 09/01/2028	496,250	462,341

		4,210,327

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

TRANSPORTATION — 0.4%

Superior Industries, Closing Date Term Loan
6.372%, 05/22/2024 (A)	$453,742	$438,619

TOTAL BANK LOAN OBLIGATIONS (Cost $101,957,817)		97,447,019

CORPORATE OBLIGATIONS — 11.5%

COMMUNICATION SERVICES — 2.7%

CCO Holdings
4.750%, 03/01/2030 (E)	1,500,000	1,365,000
CSC Holdings
4.125%, 12/01/2030 (E)	2,000,000	1,700,880

		3,065,880

FINANCIALS — 1.2%

Nationstar Mortgage Holdings
5.750%, 11/15/2031 (E)	1,000,000	836,250
Rithm Capital
6.250%, 10/15/2025 (E)	500,000	454,611

		1,290,861

HEALTH CARE — 0.7%

AHP Health Partners
5.750%, 07/15/2029 (E)	500,000	370,990
Emergent BioSolutions
3.875%, 08/15/2028 (E)	500,000	379,755

		750,745

INDUSTRIALS — 4.5%

AerCap Global Aviation Trust
6.500%, ICE LIBOR USD 3 Month + 4.300%, 06/15/2045 (A)(E)	1,000,000	948,250
Allied Universal Holdco
4.625%, 06/01/2028 (E)	1,000,000	887,900
Harsco
5.750%, 07/31/2027 (E)	500,000	379,115
ILFC E-Capital Trust I
4.850%, N/A + 1.550%, 12/21/2065 (A)(E)	1,700,000	1,276,550
ILFC E-Capital Trust II
5.100%, N/A + 1.800%, 12/21/2065 (A)(E)	1,395,000	1,035,788

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Waste Pro USA
5.500%, 02/15/2026 (E)	$500,000	$462,500

		4,990,103

INFORMATION TECHNOLOGY — 0.4%

Entegris Escrow
5.950%, 06/15/2030 (E)	500,000	496,250

MATERIALS — 2.0%

Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (E)	500,000	430,000
Chemours
4.625%, 11/15/2029 (E)	1,500,000	1,316,250
Pactiv Evergreen Group Issuer
4.375%, 10/15/2028 (E)	500,000	442,500

		2,188,750

TOTAL CORPORATE OBLIGATIONS (Cost $13,272,492)		12,782,589

WARRANT — 0.0%

	Number of Warrants
Service King,#*
Strike Price $–	3,233	–

TOTAL WARRANT (Cost $—)		–

TOTAL INVESTMENTS— 99.0% (Cost $115,230,309)		$110,229,608

Percentages are based on Net Assets of $111,342,634.
*	Non-income producing security.
#	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	No interest rate available.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2022, the value of these securities amounted to $12,782,589, representing 11.5% of the Net Assets of the Fund.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLLC — Professional Limited Liability Company

Ser — Series

SOFR — Secured Overnight Financing Rate

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
FLOATING RATE FUND
July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments carried at value:

Investments in
Securities	Level 1	Level 2	Level 3(1)	Total
Bank Loan
Obligations	$—	$96,882,206	$564,813	$97,447,019
Corporate
Obligations	—	12,782,589	—	12,782,589
Warrant	—	—	—	—

Total Investments in Securities	$—	$109,664,795	$564,813	$110,229,608

(1)

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
INTERNATIONAL VALUE FUND
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%

	Shares	Value
CANADA — 5.1%

Enbridge	5,900	$264,971
Suncor Energy	5,980	202,953

		467,924

CHINA — 3.9%

BOC Hong Kong Holdings	98,000	354,497

FRANCE — 11.6%

Accor *	5,448	141,369
Danone	3,921	216,200
Eutelsat Communications	916	6,970
Rexel	6,916	122,914
Thales	2,291	284,907
Veolia Environnement	5,796	144,962
Vinci	1,449	138,899

		1,056,221

GERMANY — 5.4%

Daimler Truck Holding *	5,230	142,909
KION Group	3,264	148,879
Rheinmetall	1,108	203,181

		494,969

HONG KONG — 7.2%

ASMPT	14,000	111,547
CK Infrastructure Holdings	25,000	156,769
Hongkong Land Holdings	50,000	259,903
Sino Biopharmaceutical	226,000	131,022

		659,241

INDONESIA — 1.9%

Astra International	414,000	176,818

ITALY — 1.4%

Snam	24,998	125,428

JAPAN — 12.0%

Bridgestone	5,200	202,830
Honda Motor	5,800	148,638
Kirin Holdings	15,000	246,725
Komatsu	6,300	145,646
Mitsubishi Electric	12,500	131,928
Nabtesco	8,467	202,922
ORIX	500	8,911
Seven & i Holdings	200	8,152

		1,095,752

MEXICO — 1.9%

Grupo Financiero Banorte, Cl O	30,600	174,394

NETHERLANDS — 6.8%

Akzo Nobel	1,982	133,389
ING Groep	42,157	409,505
Koninklijke Philips	3,827	79,204

		622,098

COMMON STOCK — (continued)

	Shares	Value
NORWAY — 2.6%

Aker BP	4,024	$139,819
Orkla	11,677	100,799

		240,618

SINGAPORE — 5.3%

Genting Singapore	397,000	231,863
United Overseas Bank	12,600	251,387

		483,250

SOUTH AFRICA — 1.4%

Gold Fields	13,367	123,630

SWEDEN — 4.3%

Elekta, Cl B	20,647	149,123
SKF, Cl B	14,699	247,376

		396,499

SWITZERLAND — 2.6%

Julius Baer Group	4,580	236,832

UNITED KINGDOM — 23.0%

Ashmore Group PLC	39,855	105,035
Associated British Foods PLC	8,497	173,555
BAE Systems PLC	25,498	239,650
Centrica PLC	220,696	236,476
Coca-Cola Europacific Partners PLC	2,797	151,374
Compass Group PLC	6,326	148,259
DCC PLC	2,245	146,575
HSBC Holdings PLC	63,183	395,777
Informa PLC	34,660	252,071
Investec PLC	1,620	8,764
Persimmon PLC	5,460	125,942
WH Smith PLC *	6,625	116,935

		2,100,413

TOTAL COMMON STOCK (Cost $8,901,419)		8,808,584

PREFERRED STOCK — 2.0%

GERMANY — 2.0%
Henkel & KGaA (A)	2,817	179,959

TOTAL PREFERRED STOCK (Cost $194,733)		179,959

TOTAL INVESTMENTS— 98.4% (Cost $9,096,152)		$8,988,543

Percentages	are based on Net Assets of $9,133,721.
*	Non-income producing security.
(A)	There is currently no rate available.

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
INTERNATIONAL VALUE FUND
July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$467,924	$–	$–	$467,924
China	–	354,497	–	354,497
France	–	1,056,221	–	1,056,221
Germany	–	494,969	–	494,969
Hong Kong	–	659,241	–	659,241
Indonesia	–	176,818	–	176,818
Italy	–	125,428	–	125,428
Japan	–	1,095,752	–	1,095,752
Mexico	174,394	–	–	174,394
Netherlands	–	622,098	–	622,098
Norway	–	240,618	–	240,618
Singapore	–	483,250	–	483,250
South Africa	–	123,630	–	123,630
Sweden	–	396,499	–	396,499
Switzerland	–	236,832	–	236,832
United Kingdom	151,374	1,949,039	–	2,100,413

Total Common Stock	793,692	8,014,892	–	8,808,584
Preferred Stock Germany	–	179,959	–	179,959

Total Investments in Securities	$793,692	$8,194,851	$–	$8,988,543

Amounts designated as “—” are $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 36.8%

	Face Amount	Value

COMMUNICATION SERVICES — 2.9%

AT&T
2.250%, 02/01/2032	$90,000	$76,543
Bell Telephone of Canada or Bell Canada
4.464%, 04/01/2048	40,000	37,932
Charter Communications Operating
3.700%, 04/01/2051	85,000	59,750
3.500%, 03/01/2042	95,000	69,247
2.800%, 04/01/2031	105,000	88,835
Comcast
3.400%, 04/01/2030	105,000	102,211
2.887%, 11/01/2051	103,000	77,270
1.950%, 01/15/2031	95,000	82,329
T-Mobile USA
3.875%, 04/15/2030	410,000	394,389
Verizon Communications
4.500%, 08/10/2033	60,000	61,048
3.400%, 03/22/2041	180,000	153,243

		1,202,797

CONSUMER DISCRETIONARY — 0.6%

AutoNation
3.850%, 03/01/2032	135,000	120,304
Tractor Supply
1.750%, 11/01/2030	90,000	73,412
Whirlpool
4.600%, 05/15/2050	70,000	62,501

		256,217

CONSUMER STAPLES — 0.4%

Coca-Cola Femsa
2.750%, 01/22/2030	130,000	119,063
Mondelez International
1.500%, 02/04/2031	85,000	69,514

		188,577

ENERGY — 4.3%

Cheniere Corpus Christi Holdings
2.742%, 12/31/2039	115,000	92,586
Chevron USA
2.343%, 08/12/2050	85,000	62,036
ConocoPhillips
2.125%, 03/08/2024	175,000	172,017
Diamondback Energy
4.250%, 03/15/2052	105,000	90,093

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

3.125%, 03/24/2031	$205,000	$185,466
Enbridge
2.500%, 02/14/2025	110,000	106,368
Gray Oak Pipeline
2.000%, 09/15/2023 (A)	100,000	97,670
Marathon Petroleum
5.125%, 12/15/2026	80,000	82,860
MPLX
4.125%, 03/01/2027	85,000	84,307
1.750%, 03/01/2026	135,000	124,131
ONEOK
4.550%, 07/15/2028	95,000	93,832
Phillips 66
3.750%, 03/01/2028 (A)	130,000	125,666
Pioneer Natural Resources
2.150%, 01/15/2031	40,000	34,236
1.900%, 08/15/2030	65,000	54,908
TotalEnergies Capital International
3.127%, 05/29/2050	90,000	72,824
TransCanada PipeLines
1.000%, 10/12/2024	115,000	107,993
Williams
5.400%, 03/04/2044	85,000	83,908
2.600%, 03/15/2031	175,000	151,992

		1,822,893

FINANCIALS — 12.8%

American Express
4.200%, 11/06/2025	135,000	137,661
American Honda Finance MTN
2.000%, 03/24/2028	80,000	72,932
Bank of America
3.846%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 03/08/2037 (B)	95,000	85,886
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	85,000	74,320
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	235,000	197,316
Bank of America MTN
5.000%, 01/21/2044	200,000	203,481
Barclays
2.894%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/2032 (B)	200,000	163,675
Berkshire Hathaway Finance
3.850%, 03/15/2052	80,000	72,576

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Charles Schwab
3.250%, 05/22/2029	$85,000	$81,765
0.750%, 03/18/2024	65,000	62,588
Citigroup
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (B)	350,000	346,397
1.281%, U.S. SOFR + 0.528%, 11/03/2025 (B)	60,000	56,147
CME Group
2.650%, 03/15/2032	175,000	161,410
CNA Financial
4.500%, 03/01/2026	110,000	111,623
Deutsche Bank NY
3.035%, U.S. SOFR + 1.718%, 05/28/2032 (B)	140,000	115,086
2.311%, U.S. SOFR + 1.219%, 11/16/2027 (B)	120,000	104,285
Fidelity National Financial
3.200%, 09/17/2051	90,000	58,388
Glencore Funding
2.625%, 09/23/2031 (A)	85,000	69,775
Goldman Sachs Group
2.615%, U.S. SOFR + 1.281%, 04/22/2032 (B)	75,000	64,689
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (B)	145,000	129,785
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	180,000	162,626
Intercontinental Exchange
4.950%, 06/15/2052	90,000	92,695
JPMorgan Chase
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	145,000	134,998
3.782%, ICE LIBOR USD 3 Month + 1.337%, 02/01/2028 (B)	150,000	147,354
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	135,000	120,091
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (B)	235,000	225,448
Mitsubishi UFJ Financial Group
2.193%, 02/25/2025	115,000	109,894
Moody's
2.550%, 08/18/2060	75,000	49,284
Morgan Stanley MTN
3.591%, ICE LIBOR USD 3 Month + 1.340%, 07/22/2028 (B)	155,000	149,984
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	90,000	75,918

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (B)	$170,000	$139,023
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (B)	160,000	148,639
PNC Financial Services Group
3.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(B)(C)	135,000	110,700
Progressive
2.500%, 03/15/2027	85,000	81,764
Royal Bank of Canada MTN
2.250%, 11/01/2024	195,000	190,103
State Street
2.354%, U.S. SOFR + 0.940%, 11/01/2025 (B)	135,000	131,416
2.200%, 03/03/2031	80,000	67,984
Toronto-Dominion Bank MTN
3.250%, 03/11/2024	270,000	269,146
Toyota Motor Credit
2.500%, 03/22/2024	175,000	173,167
Truist Financial MTN
1.267%, U.S. SOFR + 0.609%, 03/02/2027 (B)	80,000	72,908
US Bancorp
4.967%, U.S. SOFR + 2.110%, 07/22/2033 (B)	90,000	93,397
Wells Fargo
5.375%, 11/02/2043	90,000	92,207
Wells Fargo MTN
2.572%, U.S. SOFR + 1.262%, 02/11/2031 (B)	235,000	207,259

		5,415,790

HEALTH CARE — 1.4%

Amgen
4.400%, 05/01/2045	85,000	82,246
Bristol-Myers Squibb
3.400%, 07/26/2029	39,000	38,623
Children's Health System of Texas
2.511%, 08/15/2050	90,000	62,837
Community Health Network
3.099%, 05/01/2050	120,000	87,676
CVS Health
5.050%, 03/25/2048	65,000	66,023
4.300%, 03/25/2028	53,000	53,874
Health Care Service A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	65,000	50,711

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Kaiser Foundation Hospitals
3.002%, 06/01/2051	$70,000	$53,703
Zoetis
3.000%, 09/12/2027	100,000	96,408

		592,101

INDUSTRIALS — 2.6%

AerCap Ireland Capital DAC
3.000%, 10/29/2028	230,000	201,832
American Airlines 2019-1 Class AA Pass Through Trust
3.150%, 02/15/2032	89,157	78,687
Bayer US Finance II
4.250%, 12/15/2025 (A)	75,000	74,835
Burlington Northern Santa Fe
4.450%, 01/15/2053	90,000	91,887
Canadian Pacific Railway
3.100%, 12/02/2051	130,000	102,450
Cargill
1.375%, 07/23/2023 (A)	65,000	63,836
Carlisle
2.200%, 03/01/2032	90,000	72,604
FedEx
3.250%, 05/15/2041	75,000	61,264
Quanta Services
3.050%, 10/01/2041	100,000	71,801
2.900%, 10/01/2030	140,000	120,791
Union Pacific
4.100%, 09/15/2067	85,000	77,572
Waste Connections
2.200%, 01/15/2032	90,000	77,090

		1,094,649

INFORMATION TECHNOLOGY — 1.9%

Dell International
5.300%, 10/01/2029	235,000	238,333
3.450%, 12/15/2051 (A)	95,000	67,109
Lam Research
3.750%, 03/15/2026	50,000	50,784
1.900%, 06/15/2030	90,000	78,721
Oracle
4.300%, 07/08/2034	120,000	109,750
Visa
3.150%, 12/14/2025	140,000	139,938
VMware
2.200%, 08/15/2031	120,000	97,465

		782,100

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

MATERIALS — 1.4%

Berry Global
1.650%, 01/15/2027	$105,000	$93,082
EI du Pont de Nemours
1.700%, 07/15/2025	90,000	85,969
International Paper
6.000%, 11/15/2041	75,000	80,949
Martin Marietta Materials
0.650%, 07/15/2023	80,000	77,593
Teck Resources
6.000%, 08/15/2040	125,000	124,027
Vulcan Materials
3.500%, 06/01/2030	125,000	115,854

		577,474

REAL ESTATE — 1.9%

Alexandria Real Estate Equities
1.875%, 02/01/2033	90,000	70,503
American Tower
2.300%, 09/15/2031	125,000	103,785
Camden Property Trust
3.150%, 07/01/2029	75,000	70,648
Crown Castle
3.800%, 02/15/2028	105,000	102,147
2.900%, 04/01/2041	85,000	64,352
Digital Realty Trust
3.700%, 08/15/2027	115,000	112,313
Prologis
1.250%, 10/15/2030	70,000	57,615
Public Storage
2.250%, 11/09/2031	180,000	156,420
TELUS
3.400%, 05/13/2032	85,000	78,654

		816,437

UTILITIES — 6.6%

American Electric Power
2.031%, 03/15/2024	160,000	155,660
Appalachian Power
4.500%, 03/01/2049	50,000	45,975
Consumers Energy
2.500%, 05/01/2060	115,000	78,813
DTE Energy
1.050%, 06/01/2025	175,000	162,322
Duke Energy
2.650%, 09/01/2026	110,000	105,450
Duke Energy Progress
4.150%, 12/01/2044	130,000	122,141

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Duke Energy Progress NC Storm Funding
2.387%, 07/01/2037	$360,000	$333,326
Entergy
2.800%, 06/15/2030	60,000	53,017
Entergy Arkansas
3.350%, 06/15/2052	80,000	65,603
Entergy Louisiana
4.000%, 03/15/2033	95,000	94,461
Exelon
4.050%, 04/15/2030	95,000	94,198
Florida Power & Light
3.950%, 03/01/2048	65,000	62,155
Kentucky Utilities
3.300%, 06/01/2050	90,000	73,391
National Fuel Gas
3.950%, 09/15/2027	135,000	126,915
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	95,000	90,041
Northern States Power
2.600%, 06/01/2051	90,000	68,842
Ohio Power
2.600%, 04/01/2030	90,000	81,881
Oklahoma Gas and Electric
0.553%, 05/26/2023	125,000	122,149
Sabine Pass Liquefaction
4.500%, 05/15/2030	65,000	64,284
4.200%, 03/15/2028	275,000	268,664
Sempra Energy
3.300%, 04/01/2025	165,000	163,157
Sempra Global
3.250%, 01/15/2032 (A)	105,000	91,719
Southern California Gas
2.550%, 02/01/2030	75,000	69,273
Vistra Operations
5.125%, 05/13/2025 (A)	210,000	209,926

		2,803,363

TOTAL CORPORATE OBLIGATIONS (Cost $15,993,003)		15,552,398

MORTGAGE-BACKED SECURITIES — 33.4%

AGENCY MORTGAGE BACKED SECURITIES — 32.0%

FHLMC
5.000%, 11/01/2023	18	18
4.000%, 06/01/2042 to 04/01/2048	556,010	568,079

MORTGAGE-BACKED SECURITIES — (continued)

	Face Amount	Value
3.500%, 09/01/2028 to 01/01/2048	$396,686	$398,285
3.000%, 11/01/2032 to 11/01/2049	515,689	505,796
2.500%, 06/01/2035 to 05/01/2052	1,127,322	1,069,584
2.000%, 01/01/2041	184,462	170,857
FNMA
5.500%, 12/01/2035	5,192	5,393
5.000%, 05/01/2040 to 03/01/2042	79,506	83,913
4.500%, 04/01/2034 to 10/01/2049	477,859	491,397
4.000%, 11/01/2044 to 11/01/2049	609,327	622,768
3.500%, 06/01/2037 to 07/01/2051	1,576,818	1,580,747
3.000%, 10/01/2034 to 11/01/2051	1,779,216	1,732,816
2.500%, 11/01/2041 to 10/01/2050	757,130	712,626
2.000%, 11/01/2035 to 04/01/2051	1,841,065	1,698,183
GNMA
5.000%, 10/15/2039 to 03/20/2050	361,421	376,430
4.500%, 02/20/2050	67,320	69,548
4.000%, 12/20/2047 to 03/20/2052	674,429	683,323
3.500%, 09/15/2041 to 01/20/2052	444,880	447,624
3.000%, 06/20/2051 to 06/20/2052	1,089,327	1,065,388
2.500%, 04/20/2050 to 04/20/2052	1,301,859	1,238,814

		13,521,589

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%

BX Commercial Mortgage Trust, Ser VOLT, Cl A
2.699%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036 (A)(B)	250,000	240,423
Cold Storage Trust, Ser ICE5, Cl A
2.899%, ICE LIBOR USD 1 Month + 0.900%, 11/15/2037 (A)(B)	201,513	197,010

		437,433

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.4%

Seasoned Loans Structured Transaction Trust, Ser 2020-3, Cl A1C
2.000%, 11/25/2030	$171,332	$163,426

TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,021,767)		14,122,448

U.S. TREASURY OBLIGATIONS — 17.0%

U.S. Treasury Bonds
2.250%, 05/15/2041	825,000	706,245
1.750%, 08/15/2041	150,000	117,188
1.375%, 08/15/2050	2,575,000	1,737,320
U.S. Treasury Notes
1.500%, 01/31/2027	1,145,000	1,086,006
1.500%, 02/15/2030	345,000	317,845
1.250%, 07/31/2023	1,050,000	1,032,404
1.250%, 08/31/2024	1,185,000	1,145,747
1.125%, 02/28/2025	1,075,000	1,029,018

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,327,000)		7,171,773

ASSET-BACKED SECURITIES — 10.2%

AUTOMOTIVE — 5.7%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	155,000	154,033
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl A3
0.370%, 08/18/2025	151,092	148,829
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl A3
0.340%, 12/18/2026	125,000	121,439
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	130,000	131,266
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, 08/25/2026	80,000	79,786
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, 05/15/2025	200,000	198,959

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value
Ford Credit Auto Owner Trust, Ser 2021-2, Cl A
1.530%, 05/15/2034 (A)	$205,000	$187,275
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A3
1.900%, 03/20/2025	145,000	141,683
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A3
1.840%, 09/16/2024	64,713	64,445
GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A3
1.490%, 12/16/2024	33,915	33,622
GM Financial Revolving Receivables Trust, Ser 2021-1, Cl A
1.170%, 06/12/2034 (A)	155,000	141,032
Honda Auto Receivables Owner Trust, Ser 2022-1, Cl A3
1.880%, 05/15/2026	165,000	160,002
Mercedes-Benz Auto Lease Trust, Ser 2021-B, Cl A3
0.400%, 11/15/2024	275,000	266,693
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (A)	215,000	202,385
Toyota Auto Receivables 2020-B Owner Trust, Ser 2020-B, Cl A3
1.360%, 08/15/2024	109,850	108,850
Toyota Auto Receivables 2022-A Owner Trust, Ser 2022-A, Cl A3
1.230%, 06/15/2026	130,000	124,933
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/2026	150,000	144,317

		2,409,549

CREDIT CARD — 0.5%

Capital One Multi-Asset Execution Trust, Ser 2021- A1, Cl A1
0.550%, 07/15/2026	210,000	199,268

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
TOTAL RETURN BOND FUND
July 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES — 4.0%

CNH Equipment Trust,
Ser 2020-A, Cl A3 1.160%, 06/16/2025	$85,416	$84,269
CNH Equipment Trust,
Ser 2021-A, Cl A3 0.400%, 12/15/2025	175,000	168,894
John Deere Owner Trust,
Ser 2022-A, Cl A3 2.320%, 09/16/2026	120,000	117,120
John Deere Owner Trust,
Ser 2022-B, Cl A3 3.740%, 02/16/2027	145,000	145,602
New Economy Assets Phase 1
Sponsor, Ser 2021-1, Cl A1 1.910%, 10/20/2061 (A)	235,000	207,368
PSNH Funding 3, Ser 2018-1,
Cl A1 3.094%, 02/01/2026	92,869	92,477
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (A)	179,100	151,775
Verizon Master Trust,
Ser 2021-1, Cl A 0.500%, 05/20/2027	365,000	346,159
Verizon Owner Trust,
Ser 2020-A, Cl A1A 1.850%, 07/22/2024	212,781	211,748
Wendy’s Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (A)	178,200	152,560

		1,677,972

TOTAL ASSET-BACKED SECURITIES (Cost $4,331,709)		4,286,789

SOVEREIGN BONDS — 0.5%

MEXICO — 0.2%

Mexico Government
International Bond 4.600%, 01/23/2046	125,000	105,111

SOVEREIGN BONDS — (continued)

	Face Amount	Value

PANAMA — 0.3%

Panama Government
International Bond 3.160%, 01/23/2030	$120,000	$108,447

TOTAL SOVEREIGN BONDS (Cost $227,090)		213,558

TOTAL INVESTMENTS— 97.9% (Cost $41,900,569)		$41,346,966

Percentages are based on Net Assets of $42,219,356.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2022, the value of these securities amounted to $2,331,075, representing 5.5% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing Rate

As of July 31, 2022, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance under U.S. generally accepted accounting principles.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
US VALUE OPPORTUNITIES FUND
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.6%

	Shares	Value

COMMUNICATION SERVICES — 5.2%

Altice USA, Cl A *	42,432	$445,960
Comcast, Cl A	26,440	992,029
Electronic Arts	11,733	1,539,722
T-Mobile US *	11,992	1,715,575

		4,693,286

CONSUMER DISCRETIONARY — 10.0%

Advance Auto Parts	7,455	1,443,437
Aramark	39,718	1,326,581
Dollar General	6,666	1,656,035
Las Vegas Sands *	38,886	1,465,613
Lithia Motors, Cl A	2,312	613,327
Marriott Vacations Worldwide	5,417	741,696
MGM Resorts International	24,230	793,048
SeaWorld Entertainment *	21,567	1,029,393

		9,069,130

CONSUMER STAPLES — 3.0%

Coca-Cola Europacific Partners PLC	26,909	1,456,315
Philip Morris International	12,852	1,248,572

		2,704,887

ENERGY — 6.3%

Halliburton	21,777	638,066
Hess	17,132	1,926,836
Phillips 66	14,360	1,278,040
Pioneer Natural Resources	7,799	1,847,973

		5,690,915

FINANCIALS — 14.3%

Allstate	9,883	1,156,014
American Express	5,387	829,706
American International Group	24,974	1,292,904
Axis Capital Holdings	17,721	894,733
Chubb	6,718	1,267,283
Jefferies Financial Group	35,815	1,166,495
M&T Bank	9,917	1,759,772
Northern Trust	12,106	1,207,937
PROG Holdings *	15,660	288,457
US Bancorp	18,376	867,347
Wells Fargo	20,507	899,642
Willis Towers Watson PLC	6,603	1,366,425

		12,996,715

COMMON STOCK — (continued)

	Shares	Value

HEALTH CARE — 16.0%

CVS Health	13,786	$1,319,044
Elevance Health	3,916	1,868,324
Envista Holdings *	25,953	1,054,989
Hologic *	15,125	1,079,623
Humana	3,141	1,513,962
LivaNova PLC *	14,475	921,623
Medtronic PLC	12,899	1,193,415
Merck	21,684	1,937,249
Perrigo PLC	38,142	1,597,006
UnitedHealth Group	3,779	2,049,503

		14,534,738

INDUSTRIALS — 15.5%

AECOM	19,237	1,385,064
AerCap Holdings *	15,602	699,906
BWX Technologies	25,660	1,454,409
CACI International, Cl A *	4,588	1,386,907
Deere	4,328	1,485,283
Jacobs Engineering Group	7,138	980,047
JB Hunt Transport Services	8,931	1,636,784
MDU Resources Group	44,187	1,262,423
Raytheon Technologies	17,662	1,646,275
Stanley Black & Decker	6,789	660,773
Vertiv Holdings, Cl A	122,584	1,399,909

		13,997,780

INFORMATION TECHNOLOGY — 8.1%

Broadcom	2,473	1,324,242
Cognizant Technology Solutions, Cl A	16,464	1,118,894
Fidelity National Information Services	14,718	1,503,591
Microchip Technology	14,544	1,001,500
Oracle	18,191	1,415,987
QUALCOMM	6,655	965,374

		7,329,588

MATERIALS — 7.6%

Air Products and Chemicals	5,855	1,453,387
Axalta Coating Systems *	49,033	1,236,612
Corteva	11,643	670,055
DuPont de Nemours	13,979	855,934
Element Solutions	64,432	1,273,176
International Flavors & Fragrances	11,026	1,367,775

		6,856,939

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY
US VALUE OPPORTUNITIES FUND
July 31, 2022 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
REAL ESTATE — 6.2%

American Campus Communities *‡	19,654	$1,283,799
Corporate Office Properties Trust ‡	49,608	1,396,465
Howard Hughes *	9,969	706,703
VICI Properties ‡	64,103	2,191,682

		5,578,649

UTILITIES — 6.4%

CenterPoint Energy	44,849	1,421,265
Entergy	11,789	1,357,268
Exelon	28,959	1,346,304
Pinnacle West Capital	22,286	1,637,352

		5,762,189

TOTAL COMMON STOCK (Cost $79,745,223)		89,214,816

TOTAL INVESTMENTS— 98.6% (Cost $79,745,223)		$89,214,816

Percentages are based on Net Assets of $90,507,429.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of July 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance under U.S. generally accepted accounting principles.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

PBH-QH-001-0200